Investment in Affiliated Company (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliate of activity
Investment in affiliated company
As of January 1, 2017	1,248
Gain from Issuance of shares to third party (see note 4A1)	1,258
Equity in net loss of affiliated company	(1,102)
As of December 31, 2017	1,404
Exercise of Warrant investment (see note 4C2)	9,069
Gain from Issuance of shares to third party (see note 4A2)	453
Equity in net loss of affiliated company	(3,358)
As of December 31, 2018	7,568

Schedule of investment in affiliate of balance sheet data
Balance sheet data:	As of December 31,
	2018	2017
	USD in thousands
Current assets	4,714	2,914
Long-term assets	846	435
Current liabilities	(633)	(504)
Equity	(4,927)	(2,845)

Schedule of investment in affiliate of operating data
Operating data:	Year ended December 31,
	2018	2017
	USD in thousands
Revenue	–	–
Operating loss	(8,598)	(3,869)
Net loss	(8,646)	(3,847)

Schedule of investment in a warrants investment
Other Investments
As of January 1, 2017	66
Revaluation (see note 4C1)	3,967
As of December 31, 2017	4,033
Warrants exercised (see note 4C2)	(4,004)
Revaluation (see note 4C1)	316
As of December 31, 2018	345